Investment Objectives and Goals	Aug. 26, 2026
NYLIM Hedge Multi-Strategy Tracker ETF
Prospectus [Line Items]
Risk/Return [Heading]	NYLIM Hedge Multi-Strategy Tracker ETF(prior to August 28, 2026, named NYLI Hedge Multi-Strategy Tracker ETF)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the NYLIM Hedge Multi-Strategy Index (the “Underlying Index”).

NYLIM Merger Arbitrage ETF
Prospectus [Line Items]
Risk/Return [Heading]	NYLIM Merger Arbitrage ETF(prior to August 28, 2026, named NYLI Merger Arbitrage ETF)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the NYLIM Merger Arbitrage Index (the “Underlying Index”).

NYLIM Candriam International Equity ETF
Prospectus [Line Items]
Risk/Return [Heading]	NYLIM Candriam International Equity ETF(prior to August 28, 2026, named NYLI Candriam International Equity ETF)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks investment results that track (before fees and expenses) the price and yield performance of its underlying index, the NYLIM Candriam International Equity Index (the “Underlying Index”).
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The NYLIM Candriam International Equity ETF has adopted a policy that it will, under normal circumstances, invest at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in non-U.S. equity securities.
NYLIM Candriam U.S. Mid Cap Equity ETF
Prospectus [Line Items]
Risk/Return [Heading]	NYLIM Candriam U.S. Mid Cap Equity ETF(prior to August 28, 2026, named NYLI Candriam U.S. Mid Cap Equity ETF)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The NYLIM Candriam U.S. Mid Cap Equity ETF (the “Fund”) seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the NYLIM Candriam U.S. Mid Cap Equity Index (the “Underlying Index”).

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]

The NYLIM Candriam U.S. Mid Cap Equity ETF has adopted a policy that it will, under normal circumstances, invest at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in U.S. equity securities of mid-capitalization companies.

For purposes of compliance with this Fund’s policy, mid-capitalization issuers are issuers whose market capitalization is within the range of market capitalizations of issuers included in the NYLIM Candriam U.S. Mid Cap Equity Index.

NYLIM Candriam U.S. Large Cap Equity ETF
Prospectus [Line Items]
Risk/Return [Heading]	NYLIM Candriam U.S. Large Cap Equity ETF(prior to August 28, 2026, named NYLI Candriam U.S. Large Cap Equity ETF)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks investment results that track (before fees and expenses) the price and yield performance of its underlying index, the NYLIM Candriam U.S. Large Cap Equity Index (the “Underlying Index”).

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]

The NYLIM Candriam U.S. Large Cap Equity ETF has adopted a policy that it will, under normal circumstances, invest at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in U.S. large-capitalization equity securities.

For purposes of compliance with this Fund’s policy, large-capitalization issuers are issuers whose market capitalization is within the range of market capitalizations of issuers included in the NYLIM Candriam U.S. Large Cap Equity Index.

NYLIM FTSE International Equity Currency Neutral ETF
Prospectus [Line Items]
Risk/Return [Heading]	NYLIM FTSE International Equity Currency Neutral ETF(prior to August 28, 2026, named NYLI FTSE International Equity Currency Neutral ETF)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the FTSE Developed ex North America 50% Hedged to USD Index (the “Underlying Index”).

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]

The NYLIM FTSE International Equity Currency Neutral ETF has adopted a policy that it will, under normal circumstances, invest at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in equity securities.

NYLIM U.S. Large Cap R&D Leaders ETF
Prospectus [Line Items]
Risk/Return [Heading]	NYLIM U.S. Large Cap R&D Leaders ETF(prior to August 28, 2026, named NYLI U.S. Large Cap R&D Leaders ETF)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the NYLIM U.S. Large Cap R&D Leaders Index (the “Underlying Index”).

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]

The NYLIM U.S. Large Cap R&D Leaders ETF has adopted a policy that it will, under normal circumstances, invest at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in securities of U.S. large-capitalization issuers determined to be R&D Leaders.

For purposes of compliance with this Fund’s policy, large-capitalization issuers are issuers whose market capitalization is within the range of market capitalizations of issuers included in the NYLIM U.S. Large Cap R&D Leaders Index. An issuer is determined to be an R&D Leader if it is included in the NYLIM U.S. Large Cap R&D Leaders Index.

NYLIM Global Equity R&D Leaders ETF
Prospectus [Line Items]
Risk/Return [Heading]	NYLIM Global Equity R&D Leaders ETF(prior to August 28, 2026, named NYLI Global Equity R&D Leaders ETF)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the NYLIM Global Equity R&D Leaders Index (the “Underlying Index”).

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]

The NYLIM Global Equity R&D Leaders ETF has adopted a policy that it will, under normal circumstances, invest at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in equity securities determined to be R&D Leaders.

For purposes of compliance with this Fund’s policy, an issuer is determined to be an R&D Leader if it is included in the NYLIM Global Equity R&D Leaders Index.